Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Equity
Note 13.- Equity

Atlantica Yield’s shares began trading on the NASDAQ Global Select Market under the symbol “ABY” on June 13, 2014. The symbol changed to “AY” on November 11, 2017.

As of December 31, 2018, the share capital of the Company amounts to $10,021,726 represented by 100,217,260 ordinary shares completely subscribed and disbursed with a nominal value of $0.10 each, all in the same class and series. Each share grants one voting right. Algonquin completed in 2018 the acquisition from Abengoa of its entire stake in Atlantica Yield, 41.47% of the total shares of the Company, becoming the largest shareholder of the Company.

Atlantica Yield reserves as of December 31, 2018 are made up of share premium account and distributable reserves.

Retained earnings primarily include results attributable to Atlantica Yield in the years 2018, 2017 and 2016.

Non-controlling interests fully relate to interests held by JGC in Solacor 1 and Solacor 2, by Idae in Seville PV, by Itochu Corporation in Solaben 2 and Solaben 3, by Algerian Energy Company, SPA and Sacyr Agua S.L. in Skikda and by Industrial Development Corporation of South Africa (IDC) and Kaxu Community Trust in Kaxu Solar One (Pty) Ltd.

Additional information of subsidiaries including material Non-controlling interests as of December 31, 2018 and 2017, are disclosed in Appendix IV.

Dividends declared during the year 2018:

-	On February 27, 2018, the Board of Directors declared a dividend of $0.31 per share corresponding to the fourth quarter of 2017. The dividend was paid on March 27, 2018.

-	On May 11, 2018, the Board of Directors of the Company approved a dividend of $0.32 per share corresponding to the first quarter of 2018. The dividend was paid on June 15, 2018.

-	On July 31, 2018, the Board of Directors of the Company approved a dividend of $0.34 per share corresponding to the second quarter of 2018. The dividend was paid on September 15, 2018.

-	On October 31, 2018, the Board of Directors declared a dividend of $0.36 per share corresponding to the third quarter of 2018. The dividend was paid on December 14, 2018.

In addition, as of December 31, 2018, there was no treasury stock and there have been no transactions with treasury stock during the period then ended.